Critical Accounting Estimates and Judgments (Policies)	3 Months Ended
Mar. 31, 2022
Critical Accounting Estimates and Judgments
Revenue recognition for the Eli Lilly collaboration and license agreement

Revenue recognition for the Eli Lilly collaboration and license agreement

a. Identification of the performance obligation

Note 11 describes the Company’s collaboration and license agreement with Eli Lilly. Under this agreement, ProQR provides Eli Lilly with a license (with a right to sub-license) to exploit compounds resulting from the collaboration. A significant amount of judgement is required to determine whether the license is distinct from the other promises in the contract. The license was concluded not to be distinct from the other promises in the contract based on the following considerations:

●	the license has no stand-alone value to Eli Lilly without the Company being involved in the research and development collaboration, and;
●	there are significant interdependencies between the license and the research and development services to be provided by the Company.

b. Determining the timing of satisfaction of performance obligations

For the Eli Lilly collaboration, the Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services. As our estimate of the total labor hours required is dependent on the evolution of the research and development activities, it may be subject to change. If the progression and/or outcome of certain research and development activities would be different from the assumptions that were made during the preparation of these financial statements, this could lead to material adjustments to the total estimated labor hours, which might result in a reallocation of revenue between current and future periods.

c. Determining the transaction price

The Company applied judgement to determine whether the equity investment made by Eli Lilly in ProQR is part of the transaction price for the collaboration and license agreement. The Company concluded that the premium that Eli Lilly paid above the closing price on the day of entering into the equity investment agreement was paid because of the Company’s existing obligations to deliver research and development services to Eli Lilly under the terms of the collaboration and license agreement. Therefore, the premium paid by Eli Lilly on the equity investment is considered to be part of the transaction price. The contract also includes variable consideration, but no variable consideration was included in the transaction price, as it is not highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Research and development expenditures

Research and development expenditures

Development expenditures are currently not capitalized but are reflected in the income statement because the criteria for capitalization are not met. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.

Convertible debt

Convertible debt

The terms of our convertible debt agreements are evaluated to determine whether the convertible debt instruments contain both liability and equity components, in which case the instrument is a compound financial instrument. Convertible debt agreements are also evaluated to determine whether they contain embedded derivatives, in which case the instrument is a hybrid financial instrument. Judgement is required to determine the classification of such financial instruments based on the terms and conditions of the convertible debt agreements, the currencies in which the debt instruments are denominated and the Company’s functional currency.

Estimation methods are used to determine the fair values of the liability and equity components of compound financial instruments and to determine the fair value of embedded derivatives included in hybrid financial instruments. The determination of the effective interest used for the host contracts of hybrid financial instruments and the liability components of compound financial instruments is dependent on the outcome of such estimations. Evaluating the reasonableness of these estimations and the assumptions and inputs used in the valuation methods requires a significant amount of judgement and is therefore subject to an inherent risk of error.